Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 22,260,000	$ 22,260,000	$ 22,260,000
Accumulated amortization	(3,895,000)	(3,339,000)	(2,226,000)
Net carrying amount	18,365,000	18,921,000	20,034,000
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	22,260,000	22,260,000	22,260,000
Accumulated amortization	(3,895,000)	(3,339,000)	(2,226,000)
Net carrying amount	$ 18,365,000	$ 18,921,000	$ 20,034,000